Income Taxes	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Taxes
Note 15:	Income Taxes

Income (loss) before income taxes for the years ended December 31, 2019, 2018 and 2017 consisted of the following.

	2019	2018	2017
U.S.	$—	$169.0	$(145.8)
Non-U.S.	190.9	180.5	33.1
Income (loss) before income taxes	$190.9	$349.5	$(112.7)

The following table details the components of the provision (benefit) for income taxes for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Current:
U.S. federal	$6.3	$25.6	$64.0
U.S. state and local	0.9	1.5	3.0
Non-U.S.	45.2	47.8	49.8
Deferred:
U.S. federal	(13.2)	14.4	(217.5)
U.S. state and local	0.5	(0.7)	—
Non-U.S.	(7.9)	(8.5)	(30.5)
Provision (benefit) for income taxes	$31.8	$80.1	$(131.2)

Certain prior period amounts within this Note have been reclassified to conform to the current period presentation.

The U.S. federal corporate statutory rate is reconciled to the Company’s effective income tax rate for the years ended December 31, 2019, 2018 and 2017 as follows.

	2019	2018	2017
U.S. federal corporate statutory rate	21.0%	21.0%	35.0%
State and local taxes, less federal tax benefit	1.4	0.3	3.1
U.S. deferred change due to U.S. tax law change	—	4.3	79.5
Net effects of foreign tax rate differential	1.3	2.2	6.2
Sale of subsidiary	—	0.3	(4.6)
Repatriation cost	—	(0.5)	3.8
U.S. transition tax toll charge net of FTC	—	(3.7)	(56.2)
Global Intangible Low-Tax Income ("GILTI")	(2.5)	3.4	—
ASC 740-30 (formerly APB 23)	1.2	(1.0)	61.2
Valuation allowance changes	(2.5)	(1.2)	(1.1)
Uncertain tax positions	0.4	0.1	1.9
Equity compensation	(9.1)	(3.0)	(9.2)
Nondeductible foreign interest expense	—	1.7	(3.0)
Capital gain	3.0	—	—
Nondeductible acquistion costs	3.5	0.1	(1.0)
Other, net	(1.0)	(1.1)	0.7
Effective income tax rate	16.7%	22.9%	116.3%

The principal items that gave rise to deferred income tax assets and liabilities as of December 31, 2019 and 2018 are as follows.

	2019	2018
Deferred Tax Assets:
Reserves and accruals	$34.1	$51.0
Postretirement benefits - pensions	19.3	17.4
Tax loss carryforwards	28.4	22.7
Deferred taxes recorded in other comprehensive income	—	1.8
Foreign tax credit carryforwards	52.2	53.3
Other	5.2	3.9
Total deferred tax assets	139.2	150.1
Valuation allowance	(67.9)	(72.5)
Deferred Tax Liabilities:
LIFO inventory	(9.3)	(9.3)
Property, plant and equipment	(15.5)	(19.2)
Intangibles	(280.9)	(304.8)
Unremitted foreign earnings	(7.8)	(5.6)
Deferred taxes recorded in other comprehensive income	(4.1)	—
Other	(1.8)	(2.9)
Total deferred tax liabilities	(319.4)	(341.8)
Net deferred income tax liability	$(248.1)	$(264.2)

The Company believes that it is more likely than not that it will realize its deferred tax assets through the reduction of future taxable income, other than for the deferred tax assets reflected below.  Tax attributes and related valuation allowances as of December 31, 2019 were as follows.

	Tax Benefit	Valuation Allowance	Carryforward Period Ends
Tax Attributes to be Carried Forward
U.S. federal net operating loss	$0.3	$—	Unlimited
U.S. federal capital loss	0.4	(0.4)	2021
U.S. federal capital loss	2.1	(2.1)	2030-2039
U.S. federal tax credit	52.3	(52.3)	2021-2037
Alternative minimum tax credit	1.0	—	Unlimited
U.S. state and local net operating losses	1.6	—	2020-2039
U.S. state and local tax credit	0.5	—	2020-2039
Non U.S. net operating losses	8.6	(7.6)	Unlimited
Non U.S. capital losses	0.5	(0.5)	Unlimited
Excess interest	14.9	(1.2)	Unlimited
Other deferred tax assets	3.9	(3.8)	Unlimited
Total tax carryforwards	$86.1	$(67.9)

A reconciliation of the changes in the valuation allowance for deferred tax assets for the years ended December 31, 2019, 2018 and 2017 are as follows.

	2019	2018	2017
Valuation allowance for deferred tax assets at beginning of the period	$72.5	$47.9	$33.6
Revaluation and change due to U.S. Tax Reform	—	23.4	10.7
Charged to tax expense	(5.4)	(4.2)	3.1
Charged to other accounts	0.1	(1.3)	1.6
Deductions(1)	0.7	6.7	(1.1)
Valuation allowance for deferred tax assets at end of the period	$67.9	$72.5	$47.9

(1)	Deductions relate to the realization of net operating losses or the removal of deferred tax assets.

Total unrecognized tax benefits were $12.5 million, $11.5 million, and $12.6 million for the years ended December 31, 2019, 2018 and 2017, respectively. The net increase in this balance primarily relates to increases related to prior-year positions of $0.6 million and currency fluctuations of $0.4 million. Included in total unrecognized benefits at December 31, 2019 is $12.5 million of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized, of which $0.9 million would be offset by a reduction of a corresponding deferred tax asset. The balance of total unrecognized tax benefits is not expected to significantly increase or decrease within the next twelve months. Below is a tabular reconciliation of the changes in total unrecognized tax benefits during the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Beginning balance	$11.5	$12.6	$6.8
Gross increases for tax positions of prior years	0.6	—	11.2
Gross decreases for tax positions of prior years	—	—	—
Gross increases for tax positions of current year	—	—	0.6
Settlements	—	—	(6.2)
Lapse of statute of limitations	—	(0.5)	(0.3)
Changes due to currency fluctuations	0.4	(0.6)	0.5
Ending balance	$12.5	$11.5	$12.6

The Company includes interest expense and penalties related to unrecognized tax benefits as part of the provision for income taxes. The Company’s income tax liabilities at December 31, 2019 and 2018 include accrued interest and penalties of $1.3 million and $0.9 million, respectively.

The statutes of limitations for U.S. Federal tax returns are open beginning with the 2017 tax year and state returns are open beginning with the 2015 tax year.

The Company is subject to income tax in approximately 35 jurisdictions outside the U.S. The statute of limitations varies by jurisdiction with 2005 being the oldest year still open. The Company’s significant operations outside the U.S. are located in the United Kingdom and Germany. The Company is still under audit in the United Kingdom related to tax years 2012-2015.  During 2019, the Company was notified that the United Kingdom is auditing 2017 tax year.  This examination has not been concluded as of the date of these financial statements.  In Germany, generally, the tax years 2011 and beyond remain open and 2011-2014 German tax years are currently under audit.

The Company does not assert the ASC 740-30 (formerly APB 23) indefinite reinvestment of the Company’s historical non-U.S. earnings or future non-U.S. earnings. The Company records a deferred foreign tax liability to cover all estimated withholding, state income tax and foreign income tax associated with repatriating all non-U.S. earnings back to the United States. The Company’s deferred income tax liability as of December 31, 2019 was $7.8 million which primarily consisted of withholding taxes.